Retirement Benefits	12 Months Ended
Mar. 31, 2015
Compensation And Retirement Disclosure [Abstract]
Retirement Benefits [Text Block]
16.	Retirement Benefits

Gratuity

The Company provides for gratuity on an actuarial valuation. The Company has an unfunded defined benefit retirement plan covering eligible employees in India. This plan provides for a lump-sum payment to be made to vested employees at retirement, death or termination of employment of an amount equivalent to 15 days basic salary, payable for each completed year of service. These gratuity benefits vest upon an employee’s completion of five years of service.

The following tables set out the amounts recognized in the Company’s consolidated financial statements for the fiscal years ended March 31, 2013, 2014 and 2015. The measurement date used is March 31 of the relevant fiscal year.

	2013	2014	2015
	US$	US$	US$
Change in benefit obligation
Benefit obligation at the beginning of the year	446,146	527,512	511,506
Actuarial (gain) loss	14,941	(60,402)	27,963
Service cost	75,039	75,405	69,402
Interest cost	44,025	46,086	52,790
Benefits paid	(26,382)	(27,314)	(70,427)
Effect of exchange rate changes	(26,257)	(49,781)	(22,184)
Benefit obligation at the end of the year	527,512	511,506	569,050
Current – (included in other employee payables)	47,713	45,226	37,961
Non-current – (included in retirement benefits)	479,799	466,280	531,089

Accumulated benefit obligation was US$292,701 and US$319,026 as of March 31, 2014 and 2015 respectively.

Net gratuity cost for the years ended March 31, 2012, 2013 and 2014 comprise of the following:

	2013	2014	2015
	US$	US$	US$
Service cost	75,039	75,405	69,402
Interest cost	44,025	46,086	52,790
Recognized net actuarial (gain) loss	14,941	(60,402)	27,963
Net gratuity cost	134,005	61,089	150,155

The assumptions used in accounting for gratuity in the years ended March 31, 2013, 2014 and 2015 were as follows:

	2013	2014	2015
Discount rate	8.75%	9.60%	8.45%

Rate of increase in compensation	7.00%	7.00%	7.00%

The following benefit payments, which reflect expected future services, as appropriate are expected to be paid

Year ending March 31,	US$
2016	37,961
2017	123,838
2018	45,854
2019	62,965
2020	57,837
2021-2025	493,338

The expected benefits are based on the same assumptions used to measure the Company’s benefit obligation as of March 31, 2015.

Provident Fund

Employees based in India and the Company each, contribute at the rate of 12% of salaries to a provident fund maintained by the Government of India for the benefit of such employees. The provident fund is a defined contribution plan. Accordingly, the Company expenses such contributions as incurred. Amounts contributed by the Company to the provident fund, in aggregate, were US$259,684, US$228,075 and US$231,528 for the years ended March 31, 2013, 2014 and 2015, respectively.